Restructuring and related reorganization charges	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Restructuring and related reorganization charges
19.	Restructuring and related reorganization charges
In 2020, we committed to restructuring actions intended to simplify our businesses and improve operational efficiencies, which have resulted in headcount reductions and consolidation of operational functions and systems. As a result, we recognized $4,041 and $13,360 in restructuring and related reorganization charges during 2021 and 2020, respectively. We continue to evaluate additional cost reduction efforts and should we make decisions in future periods to take further actions we may incur additional restructuring and reorganization charges.
The following table summarizes the restructuring and related reorganization activity for the years ended December 31, 2021 and 2020:

	Employee severance and benefits	Others	Total
Accrued liability as of January 1, 2020	$—	$—	$—
Charges	12,961	399	13,360
Payments	(12,961)	(248)	(13,209)

Accrued liability as of December 31, 2020	$—	$151	$151

Charges	3,646	395	4,041
Payments	(3,646)	(546)	(4,192)

Accrued liability as of December 31, 2021	$—	$—	$—

For the year ended December 31, 2021, we allocated the total employee severance and benefit expenses of $3,646 to “Cost of revenue” ($215), “Selling and marketing” expenses ($1,290), “General and administrative” expenses ($1,087) and “Technology and product development” expenses ($1,054) in our consolidated statements of operations
 based on the departmental assignment of terminated employees. The remaining total reorganization charges of $395 were allocated to “General and administrative” expenses in our consolidated statements of operations.
For the year ended December 31, 2020, we allocated the total employee severance and benefit expenses of $12,961 to “Cost of revenue” ($2,662), “Selling and marketing” expenses ($3,851), “General and administrative” expenses ($3,239) and “Technology and product development” expenses ($3,209) in our consolidated statements of operations
 based on the departmental assignment of terminated employees. The remaining total reorganization charges of $399 were allocated to “General and administrative” expenses in our consolidated statements of operations.
We allocate the total amounts of restructuring and related reorganization charges to the “Unallocated” segment for all years presented.